Schedule of Investments (unaudited)
January 31, 2025
iShares® Global REIT ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Australia — 6.4%
Abacus Group(a)	1,177,729	$838,225
Abacus Storage King	1,290,726	929,158
Arena REIT	923,578	2,210,891
BWP Trust	1,298,519	2,725,168
Centuria Industrial REIT	1,239,583	2,246,469
Centuria Office REIT(a)	1,072,178	775,971
Charter Hall Group	1,126,410	10,830,458
Charter Hall Long Wale REIT	1,568,787	3,756,850
Charter Hall Retail REIT	1,158,495	2,326,526
Charter Hall Social Infrastructure REIT	846,133	1,349,859
Cromwell Property Group	3,210,518	773,562
Dexus	2,574,552	11,483,261
Dexus Industria REIT	490,085	826,676
Goodman Group	4,460,331	99,466,072
GPT Group (The)	4,597,923	13,052,793
Growthpoint Properties Australia Ltd.	654,974	975,077
HealthCo REIT	1,019,654	634,793
HomeCo Daily Needs REIT	4,149,200	3,034,514
Hotel Property Investments Ltd.	293,106	680,844
Mirvac Group	9,387,159	11,355,851
National Storage REIT	3,222,501	4,453,958
Region RE Ltd.	2,763,091	3,710,738
Scentre Group	12,408,158	28,080,536
Stockland	5,713,107	18,099,145
Vicinity Ltd.	9,046,587	12,260,577
Waypoint REIT Ltd.	1,637,718	2,454,612
		239,332,584
Belgium — 0.9%
Aedifica SA	113,814	6,856,888
Ascencio	12,855	639,801
Care Property Invest NV	89,037	1,032,247
Cofinimmo SA	90,863	5,122,725
Home Invest Belgium SA, NVS	24,746	471,265
Montea NV	49,218	3,401,864
Retail Estates NV	29,886	1,782,716
Shurgard Self Storage Ltd.(a)	72,891	2,697,941
Vastned NV	22,259	660,417
Warehouses De Pauw CVA	409,539	8,796,900
Xior Student Housing NV	88,863	2,837,645
		34,300,409
Canada — 1.9%
Allied Properties REIT	300,992	3,599,436
Boardwalk REIT	97,803	4,216,024
Canadian Apartment Properties REIT	400,063	11,151,169
Choice Properties REIT	666,278	5,923,082
Crombie REIT	251,619	2,326,872
Dream Industrial REIT	649,036	5,216,046
First Capital Real Estate Investment Trust	505,957	5,785,947
Granite Real Estate Investment Trust	150,092	7,248,741
H&R Real Estate Investment Trust	614,995	3,956,517
InterRent REIT	335,456	2,255,069
Killam Apartment REIT	282,139	3,208,971
NorthWest Healthcare Properties REIT	517,248	1,608,670
Prinmaris REIT	230,997	2,372,990
RioCan REIT	714,977	9,091,255
SmartCentres Real Estate Investment Trust	308,557	5,214,270
		73,175,059
China — 0.0%
Yuexiu REIT	5,688,000	651,433
Security	Shares	Value
France — 1.7%
ARGAN SA, NVS	29,471	$1,945,772
Carmila SA	138,523	2,399,854
Covivio SA/France	128,582	6,833,262
Gecina SA	123,926	12,098,336
ICADE	76,145	1,790,403
Klepierre SA	493,073	14,679,427
Mercialys SA	224,482	2,464,225
Unibail-Rodamco-Westfield, New	246,810	20,664,556
		62,875,835
Germany — 0.0%
Hamborner REIT AG	170,229	1,134,881
Guernsey — 0.0%
Regional REIT Ltd.(b)	389,533	567,021
Hong Kong — 0.8%
Champion REIT	4,540,000	967,210
Fortune REIT	3,532,000	1,813,848
Link REIT	6,100,820	25,207,162
Prosperity REIT	2,856,000	451,428
Sunlight REIT(a)	2,460,000	587,787
		29,027,435
India — 0.4%
Embassy Office Parks REIT	2,107,135	8,992,467
Mindspace Business Parks REIT(b)	506,329	2,185,375
Nexus Select Trust, NVS	2,803,277	4,486,991
		15,664,833
Ireland — 0.0%
Irish Residential Properties REIT PLC	1,036,626	1,005,495
Italy — 0.0%
Immobiliare Grande Distribuzione SIIQ SpA(c)	168,163	507,637
Japan — 5.5%
Activia Properties Inc.	1,601	3,483,614
Advance Residence Investment Corp.	6,368	5,860,988
AEON REIT Investment Corp.	4,178	3,374,202
Comforia Residential REIT Inc.	1,663	2,908,731
CRE Logistics REIT Inc.	1,458	1,413,215
Daiwa House REIT Investment Corp.	5,338	8,399,067
Daiwa Office Investment Corp.	1,267	2,403,612
Daiwa Securities Living Investments Corp.	4,668	2,690,733
Frontier Real Estate Investment Corp.	6,142	3,205,556
Fukuoka REIT Corp.	2,015	1,909,093
Global One Real Estate Investment Corp.	2,293	1,555,762
GLP J-REIT	11,060	9,056,372
Hankyu Hanshin REIT Inc.	1,531	1,263,411
Health Care & Medical Investment Corp.	863	589,280
Heiwa Real Estate REIT Inc.	2,443	2,017,080
Hoshino Resorts REIT Inc.	1,416	1,889,057
Hulic REIT Inc.	3,054	2,789,204
Ichigo Office REIT Investment Corp.	2,433	1,299,625
Industrial & Infrastructure Fund Investment Corp.	5,611	4,190,375
Invincible Investment Corp.	18,323	7,989,797
Japan Excellent Inc.	2,968	2,398,661
Japan Hotel REIT Investment Corp.	12,090	5,598,568
Japan Logistics Fund Inc.	6,420	3,717,747
Japan Metropolitan Fund Invest	16,615	10,114,626
Japan Prime Realty Investment Corp.	2,189	4,820,723
Japan Real Estate Investment Corp.	15,985	11,261,796
KDX Realty Investment Corp.	9,560	9,545,537
LaSalle Logiport REIT	4,473	4,133,582
Mirai Corp.(a)	4,611	1,232,220

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® Global REIT ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Japan (continued)
Mitsubishi Estate Logistics REIT Investment Corp.	1,172	$2,686,428
Mitsui Fudosan Logistics Park Inc.	7,235	4,758,625
Mori Hills REIT Investment Corp.	3,719	3,008,467
Mori Trust REIT Inc.	5,945	2,424,758
Nippon Accommodations Fund Inc.	1,098	4,129,299
Nippon Building Fund Inc.	18,245	14,528,241
Nippon Prologis REIT Inc.	5,863	8,941,331
Nippon REIT Investment Corp.	4,136	2,170,087
Nomura Real Estate Master Fund Inc.	10,555	10,165,553
NTT UD REIT Investment Corp.	3,389	2,885,356
One REIT Inc.(a)	591	921,019
Orix JREIT Inc.	6,333	7,026,980
Samty Residential Investment Corp.	992	596,342
Sankei Real Estate Inc.	1,164	620,082
Sekisui House REIT Inc.	9,970	5,096,781
SOSiLA Logistics REIT Inc.	1,648	1,174,008
Star Asia Investment Corp.	5,946	1,980,579
Starts Proceed Investment Corp.(a)	611	691,027
Takara Leben Real Estate Investment Corp.	2,141	1,222,065
Tokyu REIT Inc.	2,243	2,347,370
United Urban Investment Corp.	7,093	6,869,416
		205,356,048
Malaysia — 0.1%
Axis Real Estate Investment Trust	3,930,700	1,569,635
Pavilion REIT	3,621,300	1,224,424
		2,794,059
Mexico — 0.5%
Concentradora Fibra Danhos SA de CV	590,015	604,195
FIBRA Macquarie Mexico(a)(b)	1,821,376	2,775,748
Fibra Uno Administracion SA de CV	6,868,296	7,119,535
Prologis Property Mexico SA de CV	2,257,005	7,036,122
TF Administradora Industrial S de Real de CV	185,460	334,100
		17,869,700
Netherlands — 0.1%
Eurocommercial Properties NV	102,724	2,507,158
NSI NV	45,189	1,025,345
Wereldhave NV	82,981	1,258,670
		4,791,173
New Zealand — 0.2%
Argosy Property Ltd.	1,997,752	1,143,938
Goodman Property Trust	2,520,914	2,965,232
Kiwi Property Group Ltd.	3,843,570	1,969,031
Stride Property Group	1,349,564	977,921
		7,056,122
Philippines — 0.0%
AREIT Inc.	2,580,720	1,856,856
Saudi Arabia — 0.2%
Al Maather REIT Fund	119,909	300,294
Al Rajhi REIT	545,559	1,223,784
Alahli REIT Fund 1	114,918	220,601
Alinma Retail REIT Fund, NVS	230,127	295,114
Al-Jazira Reit Fund	31,772	131,131
Alkhabeer REIT	322,853	513,025
Bonyan REIT, NVS	166,471	426,995
Derayah REIT	225,540	366,209
Jadwa REIT Alharamain Fund, NVS	163,937	274,051
Mulkia Gulf Real Estate REIT Fund, NVS	215,876	307,350
Musharaka Real Estate Income Fund, NVS	209,223	250,463
Riyad REIT Fund	324,540	546,717
Sedco Capital REIT Fund	370,855	824,546
Security	Shares	Value
Saudi Arabia (continued)
Sico Saudi REIT, NVS(c)	107,902	$116,512
Taleem REIT	82,175	227,043
		6,023,835
Singapore — 2.7%
AIMS APAC REIT	1,497,728	1,420,403
CapitaLand Ascendas REIT	8,537,014	16,184,872
CapitaLand Ascott Trust(a)	5,880,532	3,865,669
CapitaLand China Trust(a)	2,809,430	1,514,107
CapitaLand Integrated Commercial Trust	13,047,304	18,624,618
CDL Hospitality Trusts	2,073,700	1,316,929
Digital Core REIT Management Pte. Ltd.	2,138,900	1,183,441
ESR-LOGOS REIT	15,911,642	3,044,170
Far East Hospitality Trust	2,492,900	1,109,790
First REIT(a)	2,872,500	581,264
Frasers Centrepoint Trust	2,603,770	4,086,677
Frasers Logistics & Commercial Trust(a)	6,871,000	4,457,029
Keppel DC REIT(a)	3,936,793	6,349,575
Keppel REIT	5,553,100	3,483,571
Lendlease Global Commercial REIT(a)	4,149,991	1,689,120
Mapletree Industrial Trust	4,697,810	7,242,502
Mapletree Logistics Trust	8,131,313	7,266,139
Mapletree Pan Asia Commercial Trust(a)	5,495,591	4,867,266
OUE REIT	5,025,200	1,086,212
Paragon REIT	2,601,700	1,694,028
Parkway Life REIT	933,200	2,651,783
Sasseur REIT	1,294,700	647,198
Starhill Global REIT	3,420,400	1,283,594
Stoneweg European REIT	775,700	1,255,057
Suntec REIT(a)	5,110,300	4,462,510
		101,367,524
South Africa — 0.4%
Attacq Ltd.	1,663,776	1,153,933
Burstone Group Ltd.(a)	1,319,801	604,004
Emira Property Fund Ltd.	603,246	351,954
Equites Property Fund Ltd.	1,784,947	1,353,818
Growthpoint Properties Ltd.	8,029,516	5,187,542
Redefine Properties Ltd.	13,636,508	3,229,147
Resilient REIT Ltd.(a)	687,804	2,134,926
Stor-Age Property REIT Ltd.	907,111	708,889
		14,724,213
South Korea — 0.1%
ESR Kendall Square REIT Co. Ltd.	284,294	903,983
JR Global REIT	261,962	442,089
LOTTE REIT Co. Ltd.	326,333	689,393
Shinhan Alpha REIT Co. Ltd.	240,317	953,170
SK REITs Co. Ltd.	440,336	1,483,129
		4,471,764
Spain — 0.4%
Inmobiliaria Colonial SOCIMI SA	783,812	4,422,847
Merlin Properties SOCIMI SA	1,046,743	12,062,958
		16,485,805
Thailand — 0.1%
CPN Retail Growth Leasehold REIT	5,877,800	2,111,993
Turkey — 0.1%
AKIS Gayrimenkul Yatirimi A/S	2,888,266	577,730
Akmerkez Gayrimenkul Yatirim Ortakligi AS	12,420	73,109
Alarko Gayrimenkul Yatirim Ortakligi A/S	341,988	193,175
Emlak Konut Gayrimenkul Yatirim Ortakligi AS(c)	4,683,114	1,994,997
Is Gayrimenkul Yatirim Ortakligi AS(c)	1,079,166	588,559
		3,427,570

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® Global REIT ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
United Kingdom — 3.8%
Abrdn Property Income Trust Ltd.	975,299	$82,231
AEW U.K. REIT PLC	402,386	508,897
Assura PLC	7,664,263	3,576,403
Big Yellow Group PLC	448,689	5,312,944
British Land Co. PLC (The)	2,391,117	11,121,341
Care Reit PLC, Class B	793,929	836,988
CLS Holdings PLC	331,806	296,322
Custodian Property Income REIT PLC	952,783	894,803
Derwent London PLC	266,755	6,485,995
Empiric Student Property PLC	1,410,506	1,467,315
Great Portland Estates PLC	822,502	2,942,180
Hammerson PLC, NVS	1,180,632	4,174,943
Helical PLC	295,796	661,630
Home REIT PLC(c)(d)	1,719,812	446,267
Land Securities Group PLC	1,784,719	12,871,228
Life Science Reit PLC	896,258	377,832
LondonMetric Property PLC	4,720,464	10,859,589
NewRiver REIT PLC	776,005	735,097
Picton Property Income Ltd.	1,281,795	1,036,222
Primary Health Properties PLC	3,176,166	3,709,715
PRS REIT PLC (The)	1,207,412	1,655,759
Residential Secure Income PLC, NVS(b)	473,419	327,078
Safestore Holdings PLC	510,830	3,879,057
Schroder REIT Ltd.(a)	1,130,896	646,099
Segro PLC	3,227,733	28,538,229
Shaftesbury Capital PLC	3,594,188	5,509,210
Sirius Real Estate Ltd.	3,613,415	3,590,938
Supermarket Income REIT PLC	2,941,825	2,462,108
Target Healthcare REIT PLC	1,467,277	1,577,312
Triple Point Social Housing REIT PLC(b)	831,088	602,037
Tritax Big Box REIT PLC	5,924,799	10,732,733
UNITE Group PLC (The)	961,707	10,186,205
Urban Logistics REIT PLC	1,113,377	1,513,001
Warehouse REIT PLC	912,732	905,701
Workspace Group PLC	330,868	1,920,633
		142,444,042
United States — 73.1%
Acadia Realty Trust	276,395	6,368,141
Agree Realty Corp.	255,391	18,533,725
Alexander & Baldwin Inc.	173,033	3,088,639
Alexandria Real Estate Equities Inc.	413,922	40,295,307
American Assets Trust Inc.	113,715	2,761,000
American Healthcare REIT Inc.	358,659	10,146,463
American Homes 4 Rent, Class A	806,717	27,936,610
Americold Realty Trust Inc.	680,142	14,861,103
Apartment Investment & Management Co., Class A	328,123	2,966,232
Apple Hospitality REIT Inc.	544,352	8,404,795
Armada Hoffler Properties Inc.	185,979	1,818,875
AvalonBay Communities Inc.	338,992	75,090,118
Brandywine Realty Trust	397,775	2,183,785
Brixmor Property Group Inc.	715,743	18,652,263
Broadstone Net Lease Inc.	447,231	7,039,416
BXP Inc.	374,599	27,398,171
Camden Property Trust	247,235	28,113,092
CareTrust REIT Inc.	438,013	11,607,344
Centerspace	39,118	2,376,418
COPT Defense Properties	268,432	7,902,638
Cousins Properties Inc.	385,798	11,778,413
CubeSmart	534,594	22,292,570
Curbline Properties Corp.	225,769	5,524,567
DiamondRock Hospitality Co.	488,024	4,284,851
Digital Realty Trust Inc.	791,945	129,768,108
Security	Shares	Value
United States (continued)
Douglas Emmett Inc.	374,099	$6,868,458
Easterly Government Properties Inc., Class A	231,703	2,632,146
EastGroup Properties Inc.	117,601	19,947,482
Elme Communities	210,087	3,205,928
Empire State Realty Trust Inc., Class A	325,399	3,110,814
EPR Properties	179,351	8,268,081
Equinix Inc.	230,415	210,520,969
Equity LifeStyle Properties Inc.	451,055	29,521,550
Equity Residential	902,636	63,753,181
Essential Properties Realty Trust Inc.	413,857	13,284,810
Essex Property Trust Inc.	152,546	43,410,015
Extra Space Storage Inc.	499,805	76,969,970
Federal Realty Investment Trust	201,547	21,894,051
First Industrial Realty Trust Inc.	315,844	16,862,911
Four Corners Property Trust Inc.	227,582	6,242,574
Gaming and Leisure Properties Inc.	623,267	30,159,890
Getty Realty Corp.	119,803	3,715,091
Global Net Lease Inc.	481,967	3,465,343
Healthcare Realty Trust Inc., Class A	845,490	14,161,957
Healthpeak Properties Inc.	1,670,387	34,510,195
Highwoods Properties Inc.	249,106	7,420,868
Host Hotels & Resorts Inc.	1,665,367	27,828,282
Independence Realty Trust Inc.	535,881	10,294,274
Innovative Industrial Properties Inc.	66,568	4,771,594
InvenTrust Properties Corp.	182,845	5,437,810
Invitation Homes Inc.	1,462,358	45,552,452
Iron Mountain Inc.	695,763	70,668,648
JBG SMITH Properties	195,771	3,036,408
Kilroy Realty Corp.	280,386	10,940,662
Kimco Realty Corp.	1,574,525	35,348,086
Kite Realty Group Trust	516,611	11,959,545
Lineage Inc.(a)	147,182	8,830,920
LTC Properties Inc.	105,699	3,636,046
LXP Industrial Trust	688,642	5,729,501
Macerich Co. (The)	563,570	11,710,985
Medical Properties Trust Inc.(a)	1,413,663	6,630,079
Mid-America Apartment Communities Inc.	277,479	42,337,746
National Health Investors Inc.	100,064	6,815,359
National Storage Affiliates Trust	166,465	6,184,175
NETSTREIT Corp.	184,413	2,670,300
NexPoint Residential Trust Inc.	52,495	2,072,503
NNN REIT Inc.	445,887	17,563,489
Omega Healthcare Investors Inc.	644,449	23,883,280
Paramount Group Inc.	443,678	2,169,585
Park Hotels & Resorts Inc.	483,852	6,527,163
Pebblebrook Hotel Trust	280,996	3,689,477
Phillips Edison & Co. Inc.	291,123	10,576,499
Piedmont Office Realty Trust Inc., Class A	296,900	2,594,906
Prologis Inc.	2,209,082	263,433,028
Public Storage	377,959	112,813,202
Realty Income Corp.	2,083,020	113,816,213
Regency Centers Corp.	431,896	31,027,409
Retail Opportunity Investments Corp.	295,282	5,158,576
Rexford Industrial Realty Inc.	525,846	21,380,898
RLJ Lodging Trust	361,332	3,522,987
Ryman Hospitality Properties Inc.	139,063	14,579,365
Sabra Health Care REIT Inc.	559,078	9,342,193
Safehold Inc.	123,166	1,996,521
Sila Realty Trust Inc.(a)	137,381	3,415,292
Simon Property Group Inc.	773,199	134,428,378
SITE Centers Corp.	111,821	1,675,079
SL Green Realty Corp.	167,799	11,307,975

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® Global REIT ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
United States (continued)
STAG Industrial Inc.	433,012	$14,800,350
Summit Hotel Properties Inc.	241,342	1,619,405
Sun Communities Inc.	294,800	37,292,200
Sunstone Hotel Investors Inc.	479,597	5,433,834
Tanger Inc.	252,426	8,284,621
Terreno Realty Corp.	227,003	14,850,536
UDR Inc.	784,999	32,765,858
UMH Properties Inc.	170,540	3,068,015
Urban Edge Properties	297,717	6,055,564
Ventas Inc.	1,000,207	60,432,507
Veris Residential Inc.	186,863	2,978,596
VICI Properties Inc., Class A	2,491,374	74,168,204
Vornado Realty Trust(a)	418,889	18,121,138
Welltower Inc.	1,473,209	201,063,564
WP Carey Inc.	516,849	28,897,028
Xenia Hotels & Resorts Inc.	240,761	3,601,784
		2,741,909,022
Total Common Stocks — 99.4% (Cost: $3,824,333,641)		3,730,932,348
Investment Companies
Investment Grade Bonds — 0.0%
Hedge Brasil Shopping FII	30,999	938,979
Total Investment Companies — 0.0% (Cost: $1,172,218)		938,979
Total Long-Term Investments — 99.4% (Cost: $3,825,505,859)		3,731,871,327
Security	Shares	Value
Short-Term Securities
Money Market Funds — 1.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.54%(e)(f)(g)	41,621,882	$41,642,693
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.35%(e)(f)	11,080,000	11,080,000
Total Short-Term Securities — 1.4% (Cost: $52,722,744)		52,722,693
Total Investments — 100.8% (Cost: $3,878,228,603)		3,784,594,020
Liabilities in Excess of Other Assets — (0.8)%		(31,393,430)
Net Assets — 100.0%		$3,753,200,590

(a)	All or a portion of this security is on loan.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Non-income producing security.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 04/30/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/25	Shares Held at 01/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$12,079,462	$29,563,764 (a)	$—	$59	$(592)	$41,642,693	41,621,882	$126,386 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	7,200,000	3,880,000 (a)	—	—	—	11,080,000	11,080,000	310,480	—
				$59	$(592)	$52,722,693		$436,866	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
SPI 200 Index	18	03/20/25	$2,380	$83,947

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® Global REIT ETF

Futures Contracts (continued)
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Dow Jones U.S. Real Estate Index	442	03/21/25	$16,111	$50,237
				$134,184
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds, that may not have a secondary market, and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$2,941,770,963	$788,715,118	$446,267	$3,730,932,348
Investment Companies	938,979	—	—	938,979
Short-Term Securities
Money Market Funds	52,722,693	—	—	52,722,693
	$2,995,432,635	$788,715,118	$446,267	$3,784,594,020
Derivative Financial Instruments(a)
Assets
Equity Contracts	$134,184	$—	$—	$134,184

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation
NVS	Non-Voting Shares
REIT	Real Estate Investment Trust